Chartered-in Vessels - Commitment Under Capital Leases (Details) - LNG Carriers $ in Thousands	Dec. 31, 2018 USD ($)
Commitment
2019	$ 119,517
2020	118,685
2021	117,772
2022	116,978
2023	116,338
Thereafter	$ 1,120,670